CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Accounts receivable, amounts billed through RONG360 | ¥	¥ 0		¥ 3,549
Accounts payable	185,904	$ 28,491	184,318
Advances from customers	54,275	8,318	44,000
Tax payable	24,059	3,687	22,168
Accrued expenses and other current liabilities	220,866	33,849	224,018
Other non-current liabilities	¥ 19,874	$ 3,046	¥ 15,145
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, shares issued (in shares)	430,463,797	430,463,797	430,463,797
Ordinary shares, shares outstanding (in shares)	423,627,480	423,627,480	422,683,735
Treasury stock (in shares)	6,836,317	6,836,317	7,780,062
Consolidated variable interest entity ("VIE")
Accounts payable	¥ 17,409	$ 2,668	¥ 16,720
Advances from customers	3,845	589	164
Tax payable | ¥	19,315		19,205
Accrued expenses and other current liabilities	127,512	$ 19,542	135,883
Other non-current liabilities | ¥	¥ 0		¥ 408
Class A ordinary shares
Ordinary shares, shares issued (in shares)	333,992,002	333,992,002	333,992,002
Ordinary shares, shares outstanding (in shares)	327,155,685	327,155,685	326,211,940
Class B ordinary shares
Ordinary shares, shares issued (in shares)	96,471,795	96,471,795	96,471,795
Ordinary shares, shares outstanding (in shares)	96,471,795	96,471,795	96,471,795